Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring
NOTE 4. RESTRUCTURING
June 2013 Restructuring Initiative
On June 4, 2013, the Board approved certain strategic, operational and organizational steps for the Company and its subsidiaries to take to refocus its operations and enhance shareholder value. These actions were the result of a comprehensive assessment of the Company’s strengths and challenges, its cost structure and execution capabilities, and its most promising opportunities to drive future cash flow and earnings growth. The cost reduction initiatives included a reduction in headcount of approximately 15% worldwide, streamlining of general and administrative expenses, optimizing commercial spend and refocusing research and development efforts.
As a result of the June 2013 restructuring initiative, the Company incurred restructuring expenses of $2.1 million during the year ended December 31, 2014, consisting of $1.2 million of employee severance and other benefit-related costs and $0.9 million of other costs associated with the restructuring. During the year ended December 31, 2013, the Company incurred restructuring expenses of $56.3 million, consisting of $41.4 million of employee severance and other benefit-related costs, $12.0 million of other costs associated with the restructuring, mainly contract termination fees and $2.8 million of asset impairment charges. The Company does not anticipate there will be additional material pre-tax restructuring expenses related to this initiative. The majority of these restructuring costs, with the exception of the costs related to AMS and HealthTronics, are included in Selling, general and administrative expense in the Consolidated Statements of Operations. The operating results of AMS and HealthTronics are reported as Discontinued operations, net of tax in the Consolidated Statements of Operations for all periods presented.
A summary of expenses related to the June 2013 restructuring initiatives is included below by reportable segment and for corporate unallocated for the year ended December 31, 2013 (in thousands):

	Employee Severance and Other Benefit-Related Costs	Asset Impairment Charges	Other Restructuring Costs	Total
U.S. Branded Pharmaceuticals	$22,847	$2,849	$8,780	$34,476
U.S. Generic Pharmaceuticals	262	—	1,142	1,404
Discontinued operations (NOTE 3)	9,905	—	2,044	11,949
Corporate unallocated	8,421	—	—	8,421
Total	$41,435	$2,849	$11,966	$56,250

A summary of the liability balance related to the June 2013 restructuring initiative is included below for the years ended December 31, 2014 and December 31, 2013 (in thousands):

	Employee Severance and Other Benefit-Related Costs	Other Restructuring Costs	Total
Liability balance as of December 31, 2012	$—	$—	$—
Expenses	41,435	11,966	53,401
Cash distributions	(34,056)	(6,076)	(40,132)
Other non-cash adjustments	—	(971)	(971)
Liability balance as of December 31, 2013	$7,379	$4,919	$12,298
Expenses	$1,224	$880	$2,104
Cash distributions	(7,320)	(4,453)	(11,773)
Other non-cash adjustments	—	(1,191)	(1,191)
Liability balance as of December 31, 2014	$1,283	$155	$1,438

Other Restructuring Initiatives
During the last three years, the Company and certain of its subsidiaries undertook certain other restructuring initiatives that were individually not material to the Company’s Consolidated Financial Statements for any of the periods presented. On an aggregate basis, the Company recorded charges related to these initiatives totaling $21.2 million for the year ended December 31, 2014, which primarily consisted of employee severance and other benefit-related costs. The Company recorded charges related to these initiatives totaling $10.3 million during the year ended December 31, 2013, which primarily related to employee severance and other benefit-related costs, accelerated depreciation and asset impairment charges. Additionally, the Company recognized lease-exit costs of $7.8 million during the first quarter of 2013 upon the cease use dates of our Chadds Ford, Pennsylvania and Westbury, New York properties, consisting of our remaining obligations under the respective lease agreements. During the year ended December 31, 2012, the Company recorded $43.6 million related to these initiatives, primarily related to employee severance and other benefit-related costs. The majority of these costs are included in Selling, general and administrative expense in the Consolidated Statements of Operations.
The liability related to these initiatives totaled $15.6 million and $16.1 million at December 31, 2014 and 2013, respectively. The majority of this liability is included in Accrued expenses in the Consolidated Balance Sheets. The change in the liability relates primarily to cash payments made during 2014, partially offset by the recognition of the expenses mentioned in the preceding paragraph.